Financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2018
Cash & cash equivalents	5(a)	—	—	37,763	37,763
Trade & other receivables	5(b)	—	—	50,366	50,366
Available-for-sale financial asset	5(c)	2,321	—	—	2,321
Other non-current assets	5(d)	—	—	3,361	3,361
		2,321	—	91,490	93,811
As of June 30, 2017
Cash & cash equivalents	5(a)	—	—	45,761	45,761
Trade & other receivables	5(b)	—	—	3,743	3,743
Available-for-sale financial asset	5(c)	1,997	—	—	1,997
Other non-current assets	5(d)	—	—	1,916	1,916
		1,997	—	51,420	53,417

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss
Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2018
Trade and other payables	5(e)	—	—	18,921	18,921
Borrowings	5(f)	—	—	59,397	59,397
Contingent considerations	5(g)(iii)	—	42,070	—	42,070
		—	42,070	78,318	120,388
As of June 30, 2017
Trade and other payables	5(e)	—	—	21,805	21,805
Contingent considerations	5(g)(iii)	—	63,595	—	63,595
		—	63,595	21,805	85,400

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Cash at bank	37,221	7,722
Deposits at call(1)	542	38,039
	37,763	45,761

(1)	As of June 30, 2018 and June 30, 2017, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and are restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments
(i)	Trade receivables

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Trade debtors	6,630	474
Funds receivable from debt financing and unissued capital(1)	38,950	—
Income tax and tax incentives recoverable	3,305	1,631
Other receivables	615	698
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	81	120
Other recoverable taxes (Goods and services tax and value-added tax)	53	87
Interest receivables	11	12
Trade and other receivables	50,366	3,743

(1)

On July 2, 2018, the Group announced that the Group had entered into a financing agreement with NovaQuest on June 29, 2018 to develop and commercialize its allogeneic product candidate MSC-100-IV for pediatric patients with acute Graft versus Host Disease ("aGVHD”). The contractual terms of the agreement pertaining to the receipt of funds were binding and therefore the Group recognized a receivable of $39.0 million at June 30, 2018. On July 10, 2018 the net proceeds from the financing facility of $39.0 million were received and recognized in cash and cash equivalents.

(ii)	Prepayments
	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Clinical trial research and development expenditure	12,042	13,571
Other	759	340
Prepaid insurance and subscriptions	141	194
Prepayments	12,942	14,105

Summary of Available-for-Sale Financial Assets

Available-for-sale financial assets include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Unlisted securities:
Equity securities	2,321	1,997
	2,321	1,997

Summary of Other Non-current Assets	Other non-current assets
	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Bank Guarantee	710	738
Letter of Credit	1,178	1,178
U.S. Tax credits	1,473	—
	3,361	1,916

Summary of Trade and Other Payables	Trade and other payables
	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Trade payables and other payables	18,921	21,805
Trade and other payables	18,921	21,805

Summary of Borrowings

f.Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Current
Secured liabilities:
Borrowing arrangements	—	—
	—	—

Non-current
Secured liabilities:
Borrowing arrangements	65,000	—
Less: transaction costs	(6,328)	—
Amortization of transaction costs	725	—
	59,397	—

Summary of Net Debt Reconciliation

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	Current borrowings	Non-current borrowings	Total
As of June 30, 2017	—	—	—
Changes from financing cash flows
Proceeds from debt	—	31,704	31,704
Payment of transaction costs	—	(392)	(392)
Repayment of loans	—	—	—
Movement in short-term borrowings	—	—	—
Total changes in liabilities arising on financing cash flows	—	31,312	31,312
Non-cash changes
Funds receivable from debt financing	—	28,950	28,950
Accrued transaction costs	—	(1,590)	(1,590)
Amortization of transaction costs	—	725	725
As of June 30, 2018	—	59,397	59,397

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2018 and June 30, 2017 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2017
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Available-for-sale financial assets:
Equity securities - biotech sector	5(c)	—	—	1,997	1,997
Total Financial Assets		—	—	1,997	1,997

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	6(d)	—	—	63,595	63,595
Total Financial Liabilities		—	—	63,595	63,595

As of June 30, 2018
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Available-for-sale financial assets:
Equity securities - biotech sector	5(c)	—	—	2,321	2,321
Total Financial Assets		—	—	2,321	2,321

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	6(d)	—	—	42,070	42,070
Total Financial Liabilities		—	—	42,070	42,070

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the years ended June 30, 2018 and June 30, 2017:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2016	63,716
Amount used during the year	(251)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	130
Closing balance - June 30, 2017	63,595

Opening balance - July 1, 2017	63,595
Amount used during the year	(10,984)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(10,541)
Closing balance - June 30, 2018	42,070

(1)

In the year ended June 30, 2017 a loss of $0.1 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, probability of success, market penetration, market population and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the year ended June 30, 2018 a gain of $10.5 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, product pricing, market population, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,		Valuation	Unobservable	Year Ended June 30,		Relationship of unobservable inputs to
Description	2018	2017	technique	inputs(1)	2018	2017	fair value
Contingent consideration provision	42,070	63,595	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2017: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2017: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 5%.

				Expected sales volumes	n/a	n/a

Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2017: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 5%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

The fair value of contingent consideration	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	23,674	34,501
Fair value of royalty payments from commercialization of the intellectual property acquired	18,396	29,094
	42,070	63,595